Leases (Details) - Schedule of Future Minimum Payments - Dec. 31, 2023	CNY (¥)	USD ($)
Schedule of Future Minimum Payments [Abstract]
2024	¥ 9,206,946	$ 1,299,920
2025	3,510,711	495,674
2026	581,689	82,128
2027	539,727	76,204
2028	334,122	47,174
Thereafter	558,808	78,898
Total lease payments	14,732,003	2,079,998
Less: imputed interest	708,710	100,062
Total operating lease liabilities, net of interest	¥ 14,023,293	$ 1,979,936